CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020		Jun. 30, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the period	£ 304		£ 2,593
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	668		(173)
Tax	(154)		44
Remeasurements after tax	514		(129)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Tax			12
Fair value, net of tax			12
Gains and losses attributable to own credit risk:
Gains and (losses) before tax	(3)		(303)
Tax	1		82
Gains and (losses) net of tax	(2)		(221)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(16)		(55)
Income statement transfers in respect of disposals	(137)		(177)
Impairment recognised in the income statement	6
Tax	41		69
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(106)		(163)
Movement in cash flow hedging reserve:
Effective portion of changes in fair value	682		1,078
Net income statement transfers	(480)		(231)
Tax	(91)		(228)
Cash flow hedging reserve	111		619
Currency translation differences (tax: nil)			(5)
Total Other comprehensive income for the period, net of tax	517		113
Total comprehensive income for the period	821	[1]	2,706
Total comprehensive income attributable to other equity holders	603		2,546
Total comprehensive income attributable to equity holders	204		139
Total comprehensive income attributable to equity holders	807		2,685
Total comprehensive income attributable to non-controlling interests	£ 14		£ 21

[1]	Total comprehensive income attributable to owners of the parent for the half-year to 30 June 2020 was £807 million (half-year to 30 June 2019: £2,685 million; half-year to 31 December 2019: a deficit of £1,015 million).